Derivative and Hedging Instruments - Net Derivative Significant Unobservable Inputs Used in Fair Value Measurement (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Roll forwards for net derivative contracts measured at fair value using significant unobservable inputs abstract
Balance at the beginning of the year	CAD 163	CAD 350
Net income	1,082	47
OCI	(9)	40
Purchases	22	373
Settlements	(103)	(522)
Into Level 3	0	0
Out of Level 3	(363)	(116)
Currency movement	(23)	(9)
Balance at the end of the year	769	163
Change in unrealized gains (losses) on instruments still held	CAD 832	CAD 145